United States
Securities and Exchange Commission
Washington, D.C.  20549

Form N-Q
Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-3352

(Investment Company Act File Number)

Federated Income Trust
___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
(Address of Principal Executive Offices)

(412) 288-1900
(Registrant's Telephone Number)

John W. McGonigle, Esquire
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

Date of Fiscal Year End:  01/31/2011

Date of Reporting Period:  Quarter ended 10/31/2010

Item 1.                      Schedule of Investments

Federated Income Trust

Portfolio of Investments

October 31, 2010 (unaudited)

Principal Amount			Value
		Collateralized Mortgage Obligations – 7.1%
		Federal Home Loan Mortgage Corporation – 3.1%
$6,248,379		Federal Home Loan Mortgage Corp. REMIC 3144 FB, 0.606%, 4/15/2036	6,228,861
5,071,306		Federal Home Loan Mortgage Corp. REMIC 3160 FD, 0.586%, 5/15/2036	5,055,314
2,302,391		Federal Home Loan Mortgage Corp. REMIC 3175 FE, 0.566%, 6/15/2036	2,294,498
6,246,980		Federal Home Loan Mortgage Corp. REMIC 3179 FP, 0.636%, 7/15/2036	6,234,034
965,985		Federal Home Loan Mortgage Corp. REMIC 3206 FE, 0.656%, 8/15/2036	964,850
		TOTAL	20,777,557
		Federal National Mortgage Association – 4.0%
665,569		Federal National Mortgage Association REMIC 2005-63 FC, 0.506%, 10/25/2031	660,408
5,228,430		Federal National Mortgage Association REMIC 2006-104 FY, 0.596%, 11/25/2036	5,211,054
5,403,339		Federal National Mortgage Association REMIC 2006-115 EF, 0.616%, 12/25/2036	5,385,506
1,274,499		Federal National Mortgage Association REMIC 2006-43 FL, 0.656%, 6/25/2036	1,273,235
3,026,569		Federal National Mortgage Association REMIC 2006-58 FP, 0.556%, 7/25/2036	3,014,765
4,627,404		Federal National Mortgage Association REMIC 2006-81 FB, 0.606%, 9/25/2036	4,615,191
4,758,979		Federal National Mortgage Association REMIC 2006-85 PF, 0.636%, 9/25/2036	4,749,397
1,396,166		Federal National Mortgage Association REMIC 2006-93 FM, 0.636%, 10/25/2036	1,393,632
		TOTAL	26,303,188
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $47,238,250)	47,080,745
		Mortgage-Backed Securities – 98.6%;1
		Federal Home Loan Mortgage Corporation – 62.8%
27,998,340	[2]	4.000%, 11/1/2025 - 11/1/2040	29,020,612
177,833,109	[2]	4.500%, 6/1/2019 - 11/1/2040	186,887,196
100,324,179		5.000%, 2/1/2019 - 3/1/2040	106,559,979
60,734,133		5.500%, 12/1/2021 - 1/1/2039	65,331,114
20,639,542		6.000%, 4/1/2036 - 9/1/2038	22,396,123
558,594		6.500%, 9/1/2029	622,453
1,725,992		7.000%, 2/1/2031 - 3/1/2032	1,931,722
1,597,257		7.500%, 12/1/2022 - 2/1/2031	1,826,414
110,844		8.000%, 9/1/2014 - 12/1/2014	120,327
11,396		9.500%, 9/1/2016	12,844
8,039		11.500%, 12/1/2014	9,146
		TOTAL	414,717,930
		Federal National Mortgage Association – 30.2%
79,413,236		5.000%, 6/1/2023 - 1/1/2040	84,546,153
57,615,817		5.500%, 9/1/2034 - 4/1/2039	62,120,804
30,320,495		6.000%, 6/1/2016 - 10/1/2038	33,068,086
14,704,806		6.500%, 12/1/2027 - 9/1/2037	16,289,327
1,445,920		7.000%, 7/1/2029 - 2/1/2032	1,627,506
233,803		7.500%, 7/1/2028 - 8/1/2031	267,328
296,299		8.000%, 12/1/2026	338,881
475,047		10.000%, 10/1/2013 - 3/1/2025	543,965
98,571		10.500%, 12/1/2019 - 4/1/2022	111,468
		TOTAL	198,913,518
		Government National Mortgage Association – 5.6%
10,000,000	[2]	4.000%, 11/15/2040	10,396,238
5,000,000		4.500%, 11/20/2040	5,314,453

Principal Amount			Value
$11,435,639		5.000%, 2/20/2038 - 7/20/2039	12,327,422
3,471,198		5.500%, 11/20/2038	3,762,589
2,234,396		6.500%, 10/20/2038	2,483,060
2,118,937		7.000%, 6/15/2026 - 1/15/2032	2,365,923
10,456		7.500%, 1/15/2031	11,963
161,069		8.000%, 11/15/2023 - 7/15/2030	186,424
117,649		8.500%, 6/15/2030	136,845
		TOTAL	36,984,917
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $616,010,916)	650,616,365
		Repurchase Agreements – 8.3%
12,293,000		Interest in $6,270,000,000 joint repurchase agreement 0.23%, dated 10/29/2010 under which Bank of America, N.A. will repurchase securities provided as collateral for $6,270,120,175 on 11/1/2010. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 12/1/2038 and the market value of those underlying securities was $6,395,522,579.	12,293,000
17,485,000	[3]	Interest in $52,107,000 joint repurchase agreement 0.20%, dated 10/13/2010 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $52,115,106 on 11/10/2010. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 9/25/2040 and the market value of those underlying securities was $53,561,270.	17,485,000
2,997,000	[3]	Interest in $15,088,000 joint repurchase agreement 0.21%, dated 10/18/2010 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $15,090,024 on 11/10/2010. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 4/25/2037 and the market value of those underlying securities was $15,430,368.	2,997,000
6,295,000	[3]	Interest in $67,274,000 joint repurchase agreement 0.21%, dated 10/18/2010 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $67,285,381 on 11/16/2010. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 9/25/2040 and the market value of those underlying securities was $69,175,974.	6,295,000
15,753,000	[3]	Interest in $74,478,000 joint repurchase agreement 0.21%, dated 10/20/2010 under which Deutsche Bank Securities, Inc. will repurchase a security provided as collateral for $74,490,599 on 11/18/2010. The security provided as collateral at the end of the period was a U.S. Government Agency security maturing on 11/20/2038 and the market value of that underlying security was $76,717,711.	15,753,000
		TOTAL REPURCHASE AGREEMENTS (AT COST)	54,823,000
		TOTAL INVESTMENTS — 114.0% (IDENTIFIED COST $718,072,166)[4]	752,520,110
		OTHER ASSETS AND LIABILITIES - NET — (14.0)%[5]	(92,330,003)
		TOTAL NET ASSETS — 100%	$660,190,107
1	Due to monthly principal payments, the average lives of the Federal Home Loan Mortgage Corporation, Federal National Mortgage Association and Government National Mortgage Association securities approximates one to ten years.
2	All or a portion of these To Be Announced Securities (TBAs) are subject to dollar-roll transactions.
3	Although the repurchase date is more than seven days after the date of purchase, the Fund has the right to terminate the repurchase agreement at any time with seven-days' notice.
4	At October 31, 2010, the cost of investments for federal tax purposes was $718,072,166. The net unrealized appreciation of investments for federal tax purposes was $34,447,944. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $34,683,844 and net unrealized depreciation from investments for those securities having an excess of cost over value of $235,900.
5	Assets, other than investments in securities, less liabilities. A significant portion of this balance is the result of dollar-roll transactions as of October 31, 2010.

Note: The categories of investments are shown as a percentage of total net assets at October 31, 2010.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the “Trustees”).
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
  Shares of other mutual funds are valued based upon their reported NAVs.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.

    Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.

  If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

  Fair Valuation and Significant Events Procedures

  The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities and mortgage-backed securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

  The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

    With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
    Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
    Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
    The Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

  Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

  Level 1 — quoted prices in active markets for identical securities

  Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

  Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

  The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

  As of October 31, 2010, all investments of the Fund utilized Level 2 inputs in valuing the Fund's assets carried at fair value.

  The following acronym is used throughout this portfolio:

REMIC	— Real Estate Mortgage Investment Conduit

  Item 2.                      Controls and Procedures

  (a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

  (b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

  Item 3.                                Exhibits

  SIGNATURES

  Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

  Registrant                                Federated Income Trust

  By                      /S/ Richard A. Novak_

  Richard A. Novak, Principal Financial Officer

  Date                      December 20, 2010

  Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

  By                      /S/ J. Christopher Donahue

  J. Christopher Donahue, Principal Executive Officer

  Date                      December 20, 2010

  By                      /S/ Richard A. Novak

  Richard A. Novak, Principal Financial Officer

  Date                      December 20, 2010